CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $		Dec. 31, 2019 CNY (¥)
Non-current assets
Fixed assets - net	¥ 23,016,415	$ 3,527,420	[1]	¥ 23,566,081
Right-of-use assets	3,183,470	487,888	[1]	3,037,618
Construction-in-progress	2,778,676	425,851	[1]	2,378,974
Prepayments for fixed assets and construction-in-progress	36,744	5,631	[1]	41,377
Goodwill	281,255	43,104	[1]	281,255
Investments in associates	196,848	30,168	[1]	174,686
Deferred tax assets	422,954	64,821	[1]	291,250
Long-term prepaid expenses	43,889	6,726	[1]	40,807
Financial assets at fair value through other comprehensive income	377,631	57,874	[1]	351,045
Long-term deposits	160,000	24,521	[1]	0
Long-term receivable	23,734	3,637	[1]	26,103
Total non-current assets	30,521,616	4,677,641	[1]	30,189,196
Current assets
Assets classified as held for sale	0	0	[1]	2,183
Materials and supplies	296,406	45,426	[1]	271,259
Trade receivables	3,721,677	570,372	[1]	4,502,084
Prepayments and other receivables	695,522	106,593	[1]	366,077
Short-term deposits	60,000	9,195	[1]	0
Cash and cash equivalents	1,485,232	227,622	[1]	1,562,334
Total current assets	6,258,837	959,209	[1]	6,703,937
Total assets	36,780,453	5,636,850	[1]	36,893,133
Capital and reserves attributable to the Company's equity holders
Share capital	7,083,537	1,085,600	[1]	7,083,537
Share premium	11,562,657	1,772,055	[1]	11,562,657
Other reserves	3,266,425	500,602	[1]	3,266,425
Retained earnings	6,280,219	962,486	[1]	7,263,107
Capital and reserves attributable to the Company's equity holders	28,192,838	4,320,743	[1]	29,175,726
Non-controlling interests	(36,669)	(5,620)	[1]	(36,445)
Total equity	28,156,169	4,315,123	[1]	29,139,281
Non-current liabilities
Lease liabilities	1,315,693	201,639	[1]	1,117,936
Deferred tax liabilities	58,913	9,029	[1]	61,405
Deferred income	104,939	16,083	[1]	97,467
Total non-current liabilities	1,479,545	226,750	[1]	1,276,808
Current liabilities
Trade payables	2,073,922	317,842	[1]	1,538,098
Contract liabilities	215,305	32,996	[1]	458,820
Payables for fixed assets and construction-in-progress	2,914,696	446,697	[1]	1,802,592
Dividends payable	13,749	2,107	[1]	12,890
Income tax payable	697	107	[1]	250,594
Current portion of lease liabilities	61,880	9,484	[1]	58,490
Accruals and other payables	1,849,656	283,471	[1]	2,355,560
Other current liability	14,834	2,272	[1]	0
Total current liabilities	7,144,739	1,094,976	[1]	6,477,044
Total liabilities	8,624,284	1,321,727	[1]	7,753,852
Total equity and liabilities	¥ 36,780,453	$ 5,636,850	[1]	¥ 36,893,133
Closing foreign exchange rate	6.5250	6.5250

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.